                                                        Prospectus Supplement

                                                        September 23, 2005




Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
September 23, 2005 to the
Prospectus dated
April 29, 2005 of:

ACTIVE INTERNATIONAL            The third paragraph of the section of the
ALLOCATION PORTFOLIO            Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:

                                  Shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs,
                                  (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment
                                  Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.

                        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           Prospectus Supplement

                                                              September 23, 2005

Supplement dated
September 23, 2005 to the       MORGAN STANLEY INSTITUTIONAL FUND, INC.
Prospectus dated
April 29, 2005 of:

EMERGING MARKETS                The third paragraph under the section titled
PORTFOLIO                       "Shareholder Information--How To Redeem Shares"
                                is hereby deleted and replaced with the
EMERGING MARKETS DEBT           following:
PORTFOLIO
                                Shares of a Portfolio redeemed within 30
                                days of purchase will be subject to a 2%
                                redemption fee, payable to the Portfolio.
                                The redemption fee is designed to protect
                                the Portfolio and its remaining
                                shareholders from the effects of
                                short-term trading.  The redemption fee is
                                not imposed on redemptions made: (i)
                                through systematic withdrawal/exchange
                                plans, (ii) through pre-approved asset
                                allocation programs, (iii) of shares
                                received by reinvesting income dividends
                                or capital gain distributions, (iv)
                                through certain collective trust funds or
                                other pooled vehicles and (v) on behalf of
                                advisory accounts where client allocations
                                are solely at the discretion of the Morgan
                                Stanley Investment Management investment
                                team.  The redemption fee is calculated
                                based on, and deducted from, the
                                redemption proceeds.  Each time you redeem
                                or exchange shares, the shares held the
                                longest will be redeemed or exchanged
                                first.

                                The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                        Prospectus Supplement

                                                        September 23, 2005


Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
September 23, 2005 to the
Prospectus dated
April 29, 2005 of:

EQUITY GROWTH PORTFOLIO         The last paragraph of the section of the
                                Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:
FOCUS EQUITY PORTFOLIO
                                  Shares of a Portfolio  redeemed  within 30 days
SMALL COMPANY GROWTH              (with respect to the Small  Company  Growth
PORTFOLIO                         Portfolio) or seven days (with respect to the
                                  Equity Growth and Focus Equity Portfolios) of
                                  purchase will be subject to a 2% redemption fee,
                                  payable to the Portfolio. The redemption fee is
                                  designed to protect the Portfolio and its
                                  remaining shareholders from the effects of
                                  short-term trading. The redemption fee is not
                                  imposed on redemptions made: (i) through
                                  systematic withdrawal/exchange plans, (ii)
                                  through pre-approved asset allocation programs,
                                  (iii) of shares received by reinvesting income
                                  dividends or capital gain distributions, (iv)
                                  through certain collective trust funds or other
                                  pooled vehicles and (v) on behalf of advisory
                                  accounts where client allocations are solely at
                                  the discretion of the Morgan Stanley Investment
                                  Management investment team. The redemption fee
                                  is calculated based on, and deducted from, the
                                  redemption proceeds. Each time you redeem or
                                  exchange shares, the shares held the longest
                                  will be redeemed or exchanged first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.


                      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                          Prospectus Supplement

                                                          September 23, 2005



Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
September 23, 2005 to the
Prospectus dated
April 29, 2005 of:

INTERNATIONAL REAL ESTATE       The third paragraph of the section of the
PORTFOLIO                       Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:

U.S. REAL ESTATE PORTFOLIO        Shares of a Portfolio redeemed within 30 days of
                                  purchase will be subject to a 2% redemption fee,
                                  payable to the Portfolio. The redemption fee is
                                  designed to protect the Portfolio and its
                                  remaining shareholders from the effects of
                                  short-term trading. The redemption fee is not
                                  imposed on redemptions made: (i) through
                                  systematic withdrawal/exchange plans, (ii)
                                  through pre-approved asset allocation programs,
                                  (iii) of shares received by reinvesting income
                                  dividends or capital gain distributions, (iv)
                                  through certain collective trust funds or other
                                  pooled vehicles and (v) on behalf of advisory
                                  accounts where client allocations are solely at
                                  the discretion of the Morgan Stanley Investment
                                  Management investment team. The redemption fee
                                  is calculated based on, and deducted from, the
                                  redemption proceeds. Each time you redeem or
                                  exchange shares, the shares held the longest
                                  will be redeemed or exchanged first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.

                           PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                        Prospectus Supplement

                                                           September 23, 2005






Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
September 23, 2005 to the
Prospectus dated
April 29, 2005 of:

GLOBAL FRANCHISE PORTFOLIO      The third paragraph of the section of the
                                Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:

                                  Shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs,
                                  (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment
                                  Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                         Prospectus Supplement

                                                         September 23, 2005


Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
September 23, 2005 to the
Prospectus dated
April 29, 2005 of:

GLOBAL VALUE EQUITY PORTFOLIO   The third paragraph of the section of the
                                Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:

INTERNATIONAL EQUITY PORTFOLIO    Shares  of a  Portfolio  redeemed  within  30
                                  days of  purchase  will  be  subject  to a 2%
INTERNATIONAL SMALL CAP           redemption  fee,  payable to the  Portfolio.
PORTFOLIO                         The redemption fee is designed to protect the
                                  Portfolio  and its  remaining  shareholders from
                                  the effects of  short-term  trading.  The
                                  redemption fee is not imposed on redemptions
                                  made: (i) through systematic withdrawal/exchange
                                  plans, (ii) through pre-approved asset
                                  allocation programs, (iii) of shares received by
                                  reinvesting income dividends or capital gain
                                  distributions, (iv) through certain collective
                                  trust funds or other pooled vehicles and (v) on
                                  behalf of advisory accounts where client
                                  allocations are solely at the discretion of the
                                  Morgan Stanley Investment Management investment
                                  team. The redemption fee is calculated based on,
                                  and deducted from, the redemption proceeds. Each
                                  time you redeem or exchange shares, the shares
                                  held the longest will be redeemed or exchanged
                                  first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.


                       PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           Prospectus Supplement

                                                              September 23, 2005

Supplement dated
September 23, 2005 to the       MORGAN STANLEY INSTITUTIONAL FUND, INC.
Prospectus dated
April 29, 2005 of:



INTERNATIONAL MAGNUM            The third paragraph of the section of the
PORTFOLIO                       Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:

                                  Shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs,
                                  (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment
                                  Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           Prospectus Supplement

                                                              September 23, 2005

Supplement dated
September 23, 2005 to the       MORGAN STANLEY INSTITUTIONAL FUND, INC.
Prospectus dated
April 29, 2005 of:

VALUE EQUITY PORTFOLIO          The last paragraph of the section of the
                                Portfolio's Prospectus titled "Shareholder
                                Information--How To Redeem Shares" is hereby
                                deleted and replaced with the following:

                                  Shares of the Portfolio redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

                                  The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.